Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statement of comprehensive income
Profit for the period		£ 3,180	£ 2,675
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes		7	9
Changes in fair value of financial liabilities designated at fair value through profit or loss (FVTPL) due to changes in credit risk		6	(1)
FVOCI financial assets		2	49
Tax		1	(2)
Total - Items that will not be reclassified subsequently to profit or loss		16	55
Items that do qualify for reclassification
FVOCI financial assets		63	63
Cash flow hedges	[1]	(36)	658
Currency translation		(153)	(95)
Tax		(14)	(192)
Total - Items that will be reclassified subsequently to profit or loss when specific conditions are met		(140)	434
Other comprehensive (losses)/income after tax		(124)	489
Total comprehensive income for the period		3,056	3,164
Attributable to:
Ordinary shareholders		2,911	2,977
Paid-in equity holders		149	186
Non-controlling interests		(4)	1
Total comprehensive income for the period		£ 3,056	£ 3,164

[1]	Refer to footnote 4 and 5 of the condensed consolidated statement of changes in equity